Schedule of Share-Based Payment Arrangement, Nonvested Award, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining of fiscal year		$ 659
Year 1	$ 2,044	599
Year 2	819	252
Year 3	345
Year 4
Year 5
Total	3,208	1,510
BMP Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining of fiscal year		48
Year 1	151
Year 2
Year 3
Year 4
Year 5
Total	$ 151	48
Weighted-average period to be recognized	9 months 3 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining of fiscal year		611
Year 1	$ 1,893	599
Year 2	819	252
Year 3	345
Year 4
Year 5
Total	$ 3,057	$ 1,462
Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average period to be recognized	1 year 11 months 12 days